Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosure for cash paid during the year for:
Interest expense	$ (19,369)	$ (22,265)	$ (22,683)
Income taxes	(4,527)	(1,669)	(3,066)
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment			$ (43)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$ 315	$ 11,850